Non-controlling interests - Schedule Of Non-controlling Interest (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	¥ 461,148	¥ 185,131	¥ 107,950
Non-controlling interests
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	310,677	141,983	¥ 107,950
Additional Paid-in Capital [Member]
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	150,471	43,148
Chongqing Weiao, Hengyang Shanshan and Shengyang Shanshan
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders		¥ 122,613
Shan Shan Outlets [Member]
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	461,148
Shan Shan Outlets [Member] | Non-controlling interests
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	310,677
Shan Shan Outlets [Member] | Additional Paid-in Capital [Member]
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	¥ 150,471